UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Steven I. Koszalka

Short-Term Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Short-Term Bond Fund of America® Semi-annual report for the six months ended February 28, 2017

Short-Term Bond Fund of America seeks to provide you with current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2017 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge	–1.95%	0.00%	1.17%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.62% for Class A shares as of the prospectus dated January 1, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

U.S. interest rates drifted higher during Short-Term Bond Fund of America’s fiscal year. They were driven by improved economic expectations and more aggressive Federal Reserve tightening. For the six-month period ended February 28, 2017, the fund returned 0.25%.

By comparison, the Bloomberg Barclays U.S. Government/Credit 1–3 Years ex BBB Index — a broad measure of the market in which the fund invests — lost 0.02%. Meanwhile, the Lipper Short U.S. Government Funds Average fell 0.11%. Results for other time periods are shown in the table below.

Investors who reinvested monthly dividends totaling nearly 4 cents a share earned an income return of 0.42% over the past six months. For those who took their dividends in cash, the figure was also 0.42%. The fund’s share price fell 2 cents from $9.98 to $9.96 during the period.

Results at a glance

For periods ended February 28, 2017, with all distributions reinvested

	Cumulative		Average annual
	total returns		total returns
	6 months	1 year	3 years	5 years	10 years

Short-Term Bond Fund of America (Class A shares)	0.25%	1.04%	0.63%	0.50%	1.46%
Bloomberg Barclays U.S. Government/Credit 1–3 Years ex BBB Index*	–0.02	0.68	0.81	0.80	2.24
Lipper Short U.S. Government Funds Average†	–0.11	0.39	0.39	0.31	1.60

*	Source: Bloomberg Index Services Ltd. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

Short-Term Bond Fund of America	1

In this environment, when sharply higher rates have hampered bond returns, we are pleased to have achieved a positive result for investors. Still, it is important to note that this fund follows a conservative and highly cautious investment approach designed to maintain stability and minimize volatility over the long term. Our primary goal is to generate a level of income while preserving capital.

Bond market overview

Over the past six months, two events had a major impact on bond markets. The first was the U.S. election in November, where Donald Trump prevailed to become president. Amid already improving economic indicators, his win led to additional investor exuberance. The market took potential policy changes resulting from the power shift in Washington to indicate that tax cuts, infrastructure spending and regulatory relief could further enhance growth.

The other important event was the Fed’s rate hike in December, its second since the Great Recession. While the hike itself was notable, Fed officials’ projections and other communication indicate a more hawkish stance, with multiple hikes expected in 2017. Both growth prospects and rising inflation led to the new monetary policy path they have indicated.

These changes led interest rates to rise across the Treasury curve. During the period, the yield on the benchmark 10-year U.S. Treasury note rose 78 basis points to end the period at 2.36%.

Although 2017 may start out with modest growth (the trend for first quarters in recent years), markets expect that to pick up. Gross Domestic Product (GDP) rose an annualized rate of 1.9% in the fourth quarter of 2016, down from 3.5% in the third quarter. The U.S. unemployment rate was also very low at 4.7% in February.

Inside the portfolio

The fund maintains its strategy of investing in high-quality U.S. government, agency, mortgage-related and corporate bonds with maturities of roughly one to three years. Its allocation to U.S. government and agency bonds declined several percentage points since August 2016, while its holdings of high-grade U.S. dollar foreign government and agency bonds increased.

The fund pared back its overweight position in Treasury Inflation-Protected Securities (TIPS) slightly. Because inflation expectations rose during this time, these securities provided a positive contribution to results. As the market’s valuation for TIPS rises closer to managers’ views, upside becomes more limited. However, these securities continue to provide an excellent hedge against rising inflation.

Corporate bond investments rose. Robust issuance provided good opportunities. Portfolio managers became a little more comfortable with credit risk over the medium-term, but continue to carefully analyze sectors and securities while taking

2	Short-Term Bond Fund of America

measures to guard against losses. The fund’s corporate bond exposure increased from 19% to 24%.

Although the fund cut its exposure to mortgage- and asset-backed securities, it remains overweight compared to the index. These positions helped to add incremental yield over the period.

Looking ahead

Although U.S. economic growth expectations have improved, a number of uncertainties persist. Many coming policy changes from Washington will take months or years to materialize and could fail to meet the market’s high expectations, while others could even create economic headwinds. Geopolitics also remain volatile, with coming elections in nations like France threatening the status quo. The impact of Britain’s vote to exit the European Union also still remains unclear.

Such risks underscore the need for investors to continue to rely on fixed income that diversifies from equity and helps to preserve capital. The Fed is expected to raise rates more this year, which may create a headwind for bond prices. However, as the past six months showed, even amid rising rates, returns can be positive when managers rely on research and careful security selection to provide value to shareholders.

For a fund like Short-Term Bond Fund of America, protecting its investors from volatility is the most important objective. It aims to do so through managers carefully monitoring potential surprises that threaten markets and by taking measures to protect against possible losses resulting from such shocks.

Thank you for your support. We look forward to reporting to you again in six months.

Sincerely,

John R. Queen
President

April 13, 2017

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2017, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.36%. The fund’s 12-month distribution rate for Class A shares as of that date was 0.95%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Short-Term Bond Fund of America	3

Summary investment portfolio February 28, 2017	unaudited

Investment mix by security type	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	33.72%
AAA/Aaa	31.58
AA/Aa	19.45
A/A	8.81
Below investment grade	.08
Unrated	1.85
Short-term securities & other assets less liabilities	4.51

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 95.49%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 31.50%
U.S. Treasury 25.35%
U.S. Treasury 0.75% 2018	$145,000	$144,614
U.S. Treasury 1.125% 2018[1]	75,000	75,108
U.S. Treasury 1.25% 2018	91,985	92,065
U.S. Treasury 1.25% 2018	84,140	84,230
U.S. Treasury 0.75% 2019	180,000	177,356
U.S. Treasury 0.75% 2019	36,640	36,296
U.S. Treasury 0.875% 2019	124,900	123,303
U.S. Treasury 0.875% 2019	50,000	49,579
U.S. Treasury 1.00% 2019	155,982	154,163
U.S. Treasury 1.00% 2019	125,000	124,350
U.S. Treasury 1.125% 2019	70,920	70,787
U.S. Treasury 1.375% 2020	60,000	59,830

4	Short-Term Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury 1.875% 2022	$70,000	$69,881
U.S. Treasury 2.125% 2023	25,000	24,932
U.S. Treasury 2.125% 2024	47,000	46,783
U.S. Treasury 0.75%–3.00% 2018–2047	82,540	82,216
		1,415,493

U.S. Treasury inflation-protected securities 6.15%
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	51,548	52,510
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	25,420	25,358
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	51,736	53,340
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	61,318	61,859
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	30,482	31,238
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	52,472	52,635
U.S. Treasury Inflation-Protected Securities 0.13%–0.25% 2017–2026[2]	66,825	66,468
		343,408

Total U.S. Treasury bonds & notes		1,758,901

Corporate bonds & notes 23.72%
Financials 7.61%
Royal Bank of Canada 2.125% 2020	30,315	30,293
Toronto-Dominion Bank 1.45% 2018	34,155	34,118
Toronto-Dominion Bank 1.63%–1.75% 2018	30,300	30,353
Other securities		330,192
		424,956

Health care 3.84%
Merck & Co., Inc. 1.412% 2018[3]	26,200	26,344
Other securities		188,438
		214,782

Energy 3.51%
Chevron Corp. 1.537% 2018[3]	26,600	26,741
Chevron Corp. 1.686% 2019	30,315	30,315
Chevron Corp. 1.56%–2.50% 2019–2022	25,060	25,032
Exxon Mobil Corp. 1.11% 2019[3]	31,820	31,855
Other securities		82,393
		196,336

Information technology 3.14%
Apple Inc. 0.90% 2017	25,825	25,831
Apple Inc. 1.55% 2019	25,300	25,354
Apple Inc. 1.10%–2.50% 2019–2022	32,655	32,528
Microsoft Corp. 1.85% 2020	25,330	25,435
Other securities		66,112
		175,260

Consumer discretionary 2.01%
Toyota Motor Credit Corp. 1.70% 2019	27,000	27,044
Toyota Motor Credit Corp. 1.45%–2.15% 2018–2020	63,560	63,762
Other securities		21,309
		112,115

Consumer staples 1.73%
Coca-Cola Co. 1.375% 2019	35,000	34,907
Other securities		61,513
		96,420

Short-Term Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Other 1.88%
Other securities		$105,012

Total corporate bonds & notes		1,324,881

Asset-backed obligations 16.55%
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[4]	$25,090	25,038
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 2020[4]	34,310	34,239
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.74% 2021[4]	25,350	25,397
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 2019[4,5]	39,895	39,680
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class C, 1.26% 2021[4]	27,275	27,282
Other securities		772,658
		924,294

Bonds & notes of governments & government agencies outside the U.S. 10.80%
European Investment Bank 2.25% 2022	26,285	26,258
European Investment Bank 0.88%–2.25% 2017–2022	56,903	56,093
Inter-American Development Bank 1.00%–2.13% 2019–2026	70,000	68,455
International Bank for Reconstruction and Development 0%–1.63% 2018–2030	94,790	86,630
KfW 0.88%–2.13% 2017–2022	110,655	110,040
Sweden (Kingdom of) 1.125% 2019[5]	65,000	64,289
Sweden (Kingdom of) 1.00%–1.25% 2017–2021[5]	24,900	24,421
Other securities		167,117
		603,303

Mortgage-backed obligations 9.22%
Federal agency mortgage-backed obligations 4.47%
Fannie Mae 3.50% 2036[4]	39,612	41,169
Fannie Mae 0.98%–6.00% 2019–2047[3,4,6]	57,654	60,656
Government National Mortgage Assn., Series 2012-H20, Class PT, 1.536% 2062[3,4]	35,626	35,837
Government National Mortgage Assn. 1.47%–6.64% 2043–2065[3,4]	92,939	97,005
Other securities		14,870
		249,537

Collateralized mortgage-backed (privately originated) 2.38%
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, 1.772% 2018[3,4,5,7]	36,000	35,998
Station Place Securitization Trust, Series 2017-1, Class A, 1.673% 2049[3,4,5,7]	34,055	34,050
Other securities		62,781
		132,829

Commercial mortgage-backed securities 2.26%
Other securities		126,053

Other mortgage-backed securities 0.11%
Fannie Mae, Series 2015-M14, multifamily 1.646% 2019[4]	6,502	6,485

Total mortgage-backed obligations		514,904

6	Short-Term Bond Fund of America

	Principal amount (000)	Value (000)
Federal agency bonds & notes 2.22%
Fannie Mae 2.00% 2022	$29,415	$29,476
Fannie Mae 1.00%–1.75% 2019–2020	22,000	22,018
Federal Home Loan Bank 0.875% 2018	42,860	42,731
Federal Home Loan Bank 0.63%–0.88% 2017–2019	21,500	21,293
Other securities		8,621
		124,139

Municipals 1.48%
Other securities		82,543

Total bonds, notes & other debt instruments (cost: $5,339,739,000)		5,332,965

Short-term securities 5.61%
Chariot Funding, LLC 0.70%–1.00% due 3/8/2017–4/7/2017[5]	70,000	69,953
Federal Home Loan Bank 0.53%–0.55% due 3/24/2017–5/8/2017	66,500	66,445
General Electric Co. 0.57% due 3/1/2017	87,100	87,099
Siemens Capital Co. LLC 0.64% due 3/9/2017[5]	40,000	39,994
Victory Receivables Corp. 0.79% due 3/23/2017[5]	50,000	49,969

Total short-term securities (cost: $313,460,000)		313,460
Total investment securities 101.10% (cost: $5,653,199,000)		5,646,425
Other assets less liabilities (1.10)%		(61,415)

Net assets 100.00%		$5,585,010

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $3,282,425,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 2/28/2017 (000)
Receive	LCH	3-month USD-LIBOR	1.04%	12/17/2017	$100,000	$(188)
Pay	LCH	3-month USD-LIBOR	1.0015	8/30/2018	333,000	2,264
Pay	LCH	3-month USD-LIBOR	1.022	2/2/2019	250,000	2,593
Pay	LCH	3-month USD-LIBOR	1.209	3/18/2019	100,000	768
Receive	LCH	3-month USD-LIBOR	1.2	11/1/2019	200,000	(2,676)
Pay	LCH	3-month USD-LIBOR	1.2285	5/19/2021	35,000	1,002
Pay	LCH	3-month USD-LIBOR	1.1055	6/16/2021	70,000	2,426
Pay	LCH	3-month USD-LIBOR	1.276	10/11/2021	103,000	3,204

Short-Term Bond Fund of America	7

Interest rate swaps (continued)

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 2/28/2017 (000)
Receive	LCH	3-month USD-LIBOR	2.75%	9/2/2022	$420,000	$2,234
Receive	LCH	3-month USD-LIBOR	2.589	2/10/2025	212,000	460
Pay	LCH	3-month USD-LIBOR	2.2365	9/2/2025	50	— [8]
Pay	LCH	3-month USD-LIBOR	2.0325	10/22/2025	80,000	1,550
Pay	LCH	3-month USD-LIBOR	1.743	2/8/2026	75,000	3,393
Pay	LCH	3-month USD-LIBOR	1.623	5/19/2026	30,000	1,732
Pay	LCH	3-month USD-LIBOR	1.716	5/20/2026	68,500	3,414
Pay	LCH	3-month USD-LIBOR	1.3805	7/5/2026	37,000	2,957
Pay	LCH	3-month USD-LIBOR	2.432	12/29/2026	60,000	(544)
Receive	LCH	3-month USD-LIBOR	2.1915	1/17/2027	35,000	(454)
Pay	LCH	3-month USD-LIBOR	2.367	2/21/2027	10,000	(25)
Pay	LCH	3-month USD-LIBOR	2.7595	2/10/2030	113,000	(756)
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	93,000	(2,027)
Pay	LCH	3-month USD-LIBOR	2.477	1/17/2047	38,000	938
Receive	LCH	3-month USD-LIBOR	2.664	1/27/2047	19,000	316
Pay	LCH	3-month USD-LIBOR	2.6405	2/21/2047	3,000	(34)
Receive	LCH	3-month USD-LIBOR	2.683	2/23/2047	19,000	397
						$22,944

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $2,599,828,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 2/28/2017 (000)
30 Day Federal Funds Futures	CME	Long	323	April 2017	$133,568	$10
30 Day Federal Funds Futures	CME	Short	1,246	May 2017	515,017	92
10 Year U.S. Treasury Note Futures	CME	Long	1,268	June 2017	157,823	142
10 Year Ultra U.S. Treasury Note Futures	CME	Short	646	June 2017	86,410	(114)
30 Year Ultra U.S. Treasury Bond Futures	CME	Short	483	June 2017	77,424	(716)
2 Year U.S. Treasury Note Futures	CME	Long	10,253	July 2017	2,218,485	329
5 Year U.S. Treasury Note Futures	CME	Long	1,037	July 2017	122,168	(110)
30 Day Federal Funds Futures	CME	Long	563	July 2017	232,486	(66)
90 Day Euro Dollar Futures	CME	Short	9,135	March 2018	2,245,809	197
90 Day Euro Dollar Futures	CME	Short	4,663	June 2018	1,144,932	(68)
						$(304)

8	Short-Term Bond Fund of America

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $28,838,000, which represented .52% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,165,699,000, which represented 20.87% of the net assets of the fund.
[6]	Purchased on a TBA basis.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $111,819,000, which represented 2.00% of the net assets of the fund.
[8]	Amount less than one thousand.

Key to abbreviations

CME = CME Group

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

See Notes to Financial Statements

Short-Term Bond Fund of America	9

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2017	(dollars in thousands)

Assets:
Investment securities, at value (cost: $5,653,199)		$5,646,425
Cash		2,771
Receivables for:
Sales of investments	$137,406
Sales of fund’s shares	21,407
Variation margin	1,226
Interest	13,793	173,832
		5,823,028
Liabilities:
Payables for:
Purchases of investments	221,438
Repurchases of fund’s shares	12,560
Dividends on fund’s shares	155
Investment advisory services	1,192
Services provided by related parties	1,008
Trustees’ deferred compensation	53
Variation margin	1,429
Other	183	238,018
Net assets at February 28, 2017		$5,585,010

Net assets consist of:
Capital paid in on shares of beneficial interest		$5,593,502
Distributions in excess of net investment income		(1,187)
Accumulated net realized loss		(23,171)
Net unrealized appreciation		15,866
Net assets at February 28, 2017		$5,585,010

See Notes to Financial Statements

10	Short-Term Bond Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (561,283 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$3,161,446	317,563	$9.96
Class B	660	67	9.89
Class C	81,729	8,306	9.84
Class F-1	133,285	13,389	9.95
Class F-2	443,556	44,554	9.96
Class F-3	590	59	9.96
Class 529-A	305,587	30,697	9.96
Class 529-B	105	11	9.84
Class 529-C	64,997	6,625	9.81
Class 529-E	16,712	1,680	9.95
Class 529-F-1	60,778	6,105	9.95
Class R-1	4,460	454	9.83
Class R-2	44,382	4,517	9.83
Class R-2E	361	36	9.95
Class R-3	55,824	5,614	9.94
Class R-4	33,716	3,387	9.96
Class R-5E	10	1	9.96
Class R-5	11,304	1,135	9.96
Class R-6	1,165,508	117,083	9.95

See Notes to Financial Statements

Short-Term Bond Fund of America	11

Statement of operations	unaudited
for the six months ended February 28, 2017	(dollars in thousands)

Investment income:
Income:
Interest		$39,005
Fees and expenses*:
Investment advisory services	$7,680
Distribution services	4,668
Transfer agent services	2,338
Administrative services	743
Reports to shareholders	122
Registration statement and prospectus	442
Trustees’ compensation	20
Auditing and legal	4
Custodian	11
Other	215
Total fees and expenses before reimbursement	16,243
Less transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		16,243
Net investment income		22,762

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments	(14,353)
Interest rate swaps	(10,340)
Futures contracts	11,462	(13,231)
Net unrealized (depreciation) appreciation on:
Investments	(31,495)
Interest rate swaps	35,126
Futures contracts	(462)	3,169
Net realized loss and unrealized appreciation		(10,062)
Net increase in net assets resulting from operations		$12,700

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

12	Short-Term Bond Fund of America

Statements of changes in net assets
(dollars in thousands)

	Six months ended February 28, 2017*	Year ended August 31, 2016
Operations:
Net investment income	$22,762	$34,861
Net realized (loss) gain	(13,231)	1,221
Net unrealized appreciation	3,169	16,374
Net increase in net assets resulting from operations	12,700	52,456

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(24,088)	(40,730)
Distributions from net realized gain on investments	(1,787)	(9,403)
Total dividends and distributions paid or accrued to shareholders	(25,875)	(50,133)

Net capital share transactions	191,975	585,363

Total increase in net assets	178,800	587,686

Net assets:
Beginning of period	5,406,210	4,818,524
End of period (including distributions in excess of and undistributed net investment income: $(1,187) and $139, respectively)	$5,585,010	$5,406,210

*	Unaudited.

See Notes to Financial Statements

Short-Term Bond Fund of America	13

Notes to financial statements	unaudited

1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, B and C, as well as three F share classes, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

	Initial sales	Contingent deferred sales
Share class	charge	charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

On January 27, 2017, the fund made an additional retail share class (Class F-3) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different

14	Short-Term Bond Fund of America

arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Short-Term Bond Fund of America	15

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

16	Short-Term Bond Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from

Short-Term Bond Fund of America	17

significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,758,901	$—	$1,758,901
Corporate bonds & notes	—	1,324,881	—	1,324,881
Asset-backed obligations	—	919,617	4,677	924,294
Bonds & notes of governments & government agencies outside the U.S.	—	603,303	—	603,303
Mortgage-backed obligations	—	514,904	—	514,904
Federal agency bonds & notes	—	124,139	—	124,139
Municipals	—	82,543	—	82,543
Short-term securities	—	313,460	—	313,460
Total	$—	$5,641,748	$4,677	$5,646,425

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$29,648	$—	$29,648
Unrealized appreciation on futures contracts	770	—	—	770
Liabilities:
Unrealized depreciation on interest rate swaps	—	(6,704)	—	(6,704)
Unrealized depreciation on futures contracts	(1,074)	—	—	(1,074)
Total	$(304)	$22,944	$—	$22,640

*	Interest rate swaps and futures contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries;

18	Short-Term Bond Fund of America

overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

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Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign

20	Short-Term Bond Fund of America

withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Short-Term Bond Fund of America	21

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations.

22	Short-Term Bond Fund of America

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps and futures contracts as of, or for the six months ended, February 28, 2017 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Interest rate swaps	Interest	Net unrealized appreciation*	$29,648	Net unrealized depreciation*	$6,704
Futures contracts	Interest	Net unrealized appreciation*	770	Net unrealized depreciation*	1,074
			$30,418		$7,778

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Interest rate swaps	Interest	Net realized loss on interest rate swaps	$(10,340)	Net unrealized appreciation on interest rate swaps	$35,126
Futures contracts	Interest	Net realized gain on futures contracts	11,462	Net unrealized depreciation on futures contracts	(462)
			$1,122		$34,664

*	Includes cumulative appreciation/depreciation on interest rate swaps and futures contracts as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of interest rate swaps, futures contracts and future delivery contracts. For interest rate swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

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As of and during the period ended February 28, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state tax authorities for tax years before 2011.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$288
Capital loss carryforward*	(5,736)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of February 28, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$14,331
Gross unrealized depreciation on investment securities	(23,601)
Net unrealized depreciation on investment securities	(9,270)
Cost of investment securities	5,655,695

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The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended February 28, 2017					Year ended August 31, 2016
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid or accrued		Ordinary income		Long-term capital gains		Total dividends and distributions paid or accrued
Class A	$14,439		$—	$14,439		$26,701		$2,719		$29,420
Class B	2		—	2		12		5		17
Class C	71		—	71		225		89		314
Class F-1	546		—	546		1,073		125		1,198
Class F-2	2,166		—	2,166		3,491		273		3,764
Class F-3[1]	—	[2]	—	—	[2]
Class 529-A	1,333		—	1,333		2,471		264		2,735
Class 529-B	—	[2]	—	—	[2]	2		1		3
Class 529-C	47		—	47		153		62		215
Class 529-E	46		—	46		89		15		104
Class 529-F-1	293		—	293		537		49		586
Class R-1	4		—	4		12		5		17
Class R-2	33		—	33		126		41		167
Class R-2E	1		—	1		—	[2]	—	[2]	—	[2]
Class R-3	140		—	140		280		49		329
Class R-4	121		—	121		203		22		225
Class R-5E3	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class R-5	56		—	56		87		6		93
Class R-6	6,577		—	6,577		10,217		729		10,946
Total	$25,875		$—	$25,875		$45,679		$4,454		$50,133

[1]	Class F-3 shares were offered beginning January 27, 2017.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.360% on the first $500 million of daily net assets and decreasing to 0.250% on such assets in excess of $4 billion. For the six months ended February 28, 2017, the investment advisory services fee was $7,680,000, which was equivalent to an annualized rate of 0.280% of average daily net assets.

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Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (up to 0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	0.90	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

26	Short-Term Bond Fund of America

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended February 28, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$3,099	$1,579		$157		Not applicable
Class B	7	1		Not applicable		Not applicable
Class C	442	48		22		Not applicable
Class F-1	173	94		35		Not applicable
Class F-2	Not applicable	238		102		Not applicable
Class F-3*	Not applicable	—	†	—	†	Not applicable
Class 529-A	212	134		76		$105
Class 529-B	1	—	†	—	†	—	†
Class 529-C	323	32		17		23
Class 529-E	41	5		4		6
Class 529-F-1	—	25		14		20
Class R-1	24	3		1		Not applicable
Class R-2	171	108		12		Not applicable
Class R-2E	1	1		—	†	Not applicable
Class R-3	138	50		14		Not applicable
Class R-4	36	16		7		Not applicable
Class R-5E	Not applicable	—	†	—	†	Not applicable
Class R-5	Not applicable	3		3		Not applicable
Class R-6	Not applicable	1		279		Not applicable
Total class-specific expenses	$4,668	$2,338		$743		$154

*	Class F-3 shares were offered beginning January 27, 2017.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund

Short-Term Bond Fund of America	27

and vary according to the total returns of the selected funds. Trustees’ compensation of $20,000 in the fund’s statement of operations reflects $18,000 in current fees (either paid in cash or deferred) and a net increase of $2,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount		Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2017

Class A	$725,405		72,845	$14,113		1,418		$(704,335)	(70,767)	$35,183	3,496
Class B	196		20	2		—	[2]	(2,207)	(223)	(2,009)	(203)
Class C	18,892		1,917	71		7		(31,788)	(3,229)	(12,825)	(1,305)
Class F-1	26,611		2,673	536		54		(36,548)	(3,672)	(9,401)	(945)
Class F-2	204,320		20,527	1,929		194		(157,573)	(15,839)	48,676	4,882
Class F-3[3]	590		59	—	[2]	—	[2]	—	—	590	59
Class 529-A	52,784		5,301	1,325		133		(50,343)	(5,062)	3,766	372
Class 529-B	13		2	—	[2]	—	[2]	(478)	(49)	(465)	(47)
Class 529-C	10,631		1,084	47		5		(13,373)	(1,364)	(2,695)	(275)
Class 529-E	2,929		295	46		4		(3,387)	(341)	(412)	(42)
Class 529-F-1	13,696		1,376	291		29		(8,850)	(890)	5,137	515
Class R-1	860		87	4		1		(1,223)	(124)	(359)	(36)
Class R-2	9,387		954	33		3		(11,472)	(1,167)	(2,052)	(210)
Class R-2E	361		36	1		—	[2]	(231)	(23)	131	13
Class R-3	10,450		1,050	139		14		(9,269)	(932)	1,320	132
Class R-4	10,533		1,059	120		12		(3,829)	(385)	6,824	686
Class R-5E	—	[2]	—	—		—		— [2]	—	—	—
Class R-5	4,234		424	57		6		(2,026)	(204)	2,265	226
Class R-6	166,362		16,682	6,576		661		(54,637)	(5,498)	118,301	11,845
Total net increase (decrease)	$1,258,254		126,391	$25,290		2,541		$(1,091,569)	(109,769)	$191,975	19,163

28	Short-Term Bond Fund of America

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2016

Class A	$1,127,372	113,029	$28,830	2,891		$(993,820)	(99,623)	$162,382	16,297
Class B	1,081	109	16	2		(5,441)	(549)	(4,344)	(438)
Class C	44,873	4,550	311	32		(54,187)	(5,489)	(9,003)	(907)
Class F-1	61,332	6,149	1,179	118		(54,693)	(5,481)	7,818	786
Class F-2	265,220	26,588	3,306	331		(176,418)	(17,686)	92,108	9,233
Class 529-A	95,743	9,597	2,724	273		(86,793)	(8,701)	11,674	1,169
Class 529-B	248	25	3	—	[2]	(982)	(99)	(731)	(74)
Class 529-C	24,317	2,470	214	22		(24,393)	(2,478)	138	14
Class 529-E	5,555	557	103	10		(5,438)	(545)	220	22
Class 529-F-1	16,395	1,644	583	58		(15,065)	(1,510)	1,913	192
Class R-1	1,147	116	17	2		(2,258)	(229)	(1,094)	(111)
Class R-2	17,236	1,749	166	17		(16,441)	(1,667)	961	99
Class R-2E	282	28	1	—	[2]	(59)	(6)	224	22
Class R-3	22,709	2,279	327	32		(24,791)	(2,487)	(1,755)	(176)
Class R-4	14,772	1,481	224	22		(12,241)	(1,226)	2,755	277
Class R-5E4	10	1	—	—		—	—	10	1
Class R-5	4,266	428	93	9		(2,658)	(266)	1,701	171
Class R-6	380,605	38,148	10,946	1,097		(71,165)	(7,139)	320,386	32,106
Total net increase (decrease)	$2,083,163	208,948	$49,043	4,916		$(1,546,843)	(155,181)	$585,363	58,683

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class F-3 shares were offered beginning January 27, 2017.
[4]	Class R-5E shares were offered beginning November 20, 2015.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,418,390,000 and $957,422,000, respectively, during the six months ended February 28, 2017.

Short-Term Bond Fund of America	29

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 2/28/2017[4,5]	$9.98	$.04	$(.02)	$.02
Year ended 8/31/2016	9.97	.07	.04	.11
Year ended 8/31/2015	10.00	.07	(.02)	.05
Year ended 8/31/2014	9.95	.05	.04	.09
Year ended 8/31/2013	10.10	.05	(.13)	(.08)
Year ended 8/31/2012	10.11	.08	.01	.09
Class B:
Six months ended 2/28/2017[4,5]	9.91	— [6]	(.01)	(.01)
Year ended 8/31/2016	9.91	— [6]	.04	.04
Year ended 8/31/2015	9.97	— [6]	(.03)	(.03)
Year ended 8/31/2014	9.94	(.02)	.05	.03
Year ended 8/31/2013	10.10	(.02)	(.14)	(.16)
Year ended 8/31/2012	10.11	.01	.01	.02
Class C:
Six months ended 2/28/2017[4,5]	9.87	— [6]	(.03)	(.03)
Year ended 8/31/2016	9.88	(.02)	.04	.02
Year ended 8/31/2015	9.94	(.01)	(.02)	(.03)
Year ended 8/31/2014	9.93	(.03)	.04	.01
Year ended 8/31/2013	10.10	(.03)	(.14)	(.17)
Year ended 8/31/2012	10.11	(.01)	.01	—
Class F-1:
Six months ended 2/28/2017[4,5]	9.98	.03	(.02)	.01
Year ended 8/31/2016	9.97	.06	.04	.10
Year ended 8/31/2015	10.00	.06	(.02)	.04
Year ended 8/31/2014	9.95	.04	.04	.08
Year ended 8/31/2013	10.10	.04	(.14)	(.10)
Year ended 8/31/2012	10.11	.07	.01	.08
Class F-2:
Six months ended 2/28/2017[4,5]	9.98	.05	(.02)	.03
Year ended 8/31/2016	9.97	.08	.04	.12
Year ended 8/31/2015	10.00	.09	(.02)	.07
Year ended 8/31/2014	9.95	.07	.04	.11
Year ended 8/31/2013	10.10	.07	(.14)	(.07)
Year ended 8/31/2012	10.11	.10	.01	.11
Class F-3:
Period from 1/27/2017 to 2/28/2017[4,5,9]	9.94	.01	.02	.03

30	Short-Term Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$(.04)	$— [6]	$(.04)	$9.96	.25%[7]	$3,161	.61%[8]		.61%[8]		.81%[8]
(.08)	(.02)	(.10)	9.98	1.07	3,133	.62		.62		.67
(.07)	(.01)	(.08)	9.97	.49	2,970	.60		.60		.72
(.04)	—	(.04)	10.00	.93	3,016	.59		.59		.55
(.07)	—	(.07)	9.95	(.82)	3,124	.60		.60		.51
(.10)	—	(.10)	10.10	.87	3,080	.60		.60		.79

(.01)	— [6]	(.01)	9.89	(.09)[7]	1	1.33	[8]	1.33	[8]	.09 [8]
(.02)	(.02)	(.04)	9.91	.37	3	1.31		1.31		(.12)
(.02)	(.01)	(.03)	9.91	(.30)	7	1.28		1.28		(.02)
— [6]	—	— [6]	9.97	.31	15	1.31		1.31		(.17)
— [6]	—	— [6]	9.94	(1.55)	25	1.31		1.31		(.20)
(.03)	—	(.03)	10.10	.17	37	1.30		1.30		.10

— [6]	— [6]	— [6]	9.84	(.22)[7]	82	1.46	[8]	1.46	[8]	(.04)[8]
(.01)	(.02)	(.03)	9.87	.22	95	1.45		1.45		(.17)
(.02)	(.01)	(.03)	9.88	(.36)	104	1.44		1.44		(.14)
— [6]	—	— [6]	9.94	.11	115	1.45		1.45		(.31)
— [6]	—	— [6]	9.93	(1.67)	143	1.45		1.45		(.34)
(.01)	—	(.01)	10.10	.03	168	1.45		1.45		(.05)

(.04)	— [6]	(.04)	9.95	.09 [7]	133	.74	[8]	.74	[8]	.68 [8]
(.07)	(.02)	(.09)	9.98	.96	143	.72		.72		.56
(.06)	(.01)	(.07)	9.97	.26	135	.73		.73		.60
(.03)	—	(.03)	10.00	.88	120	.74		.74		.40
(.05)	—	(.05)	9.95	(.95)	147	.73		.73		.38
(.09)	—	(.09)	10.10	.77	146	.70		.70		.69

(.05)	— [6]	(.05)	9.96	.32 [7]	444	.47	[8]	.47	[8]	.95 [8]
(.09)	(.02)	(.11)	9.98	1.23	396	.46		.46		.85
(.09)	(.01)	(.10)	9.97	.54	304	.45		.45		.87
(.06)	—	(.06)	10.00	1.18	311	.45		.45		.69
(.08)	—	(.08)	9.95	(.68)	272	.46		.46		.66
(.12)	—	(.12)	10.10	1.06	266	.41		.41		.98

(.01)	—	(.01)	9.96	.31 [7]	1	.05	[7]	.05	[7]	.12 [7]

See page 37 for footnotes.

Short-Term Bond Fund of America	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
Six months ended 2/28/2017[4,5]	$9.98	$.04	$(.02)	$.02
Year ended 8/31/2016	9.97	.06	.04	.10
Year ended 8/31/2015	10.00	.07	(.02)	.05
Year ended 8/31/2014	9.95	.05	.04	.09
Year ended 8/31/2013	10.10	.04	(.13)	(.09)
Year ended 8/31/2012	10.11	.07	.01	.08
Class 529-B:
Six months ended 2/28/2017[4,5]	9.87	— [6]	(.02)	(.02)
Year ended 8/31/2016	9.88	(.02)	.04	.02
Year ended 8/31/2015	9.94	(.01)	(.02)	(.03)
Year ended 8/31/2014	9.93	(.03)	.04	.01
Year ended 8/31/2013	10.10	(.03)	(.14)	(.17)
Year ended 8/31/2012	10.11	(.01)	.01	—
Class 529-C:
Six months ended 2/28/2017[4,5]	9.84	— [6]	(.03)	(.03)
Year ended 8/31/2016	9.86	(.03)	.04	.01
Year ended 8/31/2015	9.93	(.02)	(.03)	(.05)
Year ended 8/31/2014	9.92	(.04)	.05	.01
Year ended 8/31/2013	10.10	(.04)	(.14)	(.18)
Year ended 8/31/2012	10.11	(.01)	.01	—
Class 529-E:
Six months ended 2/28/2017[4,5]	9.97	.02	(.02)	—
Year ended 8/31/2016	9.96	.03	.04	.07
Year ended 8/31/2015	10.00	.03	(.02)	.01
Year ended 8/31/2014	9.95	.01	.05	.06
Year ended 8/31/2013	10.10	.01	(.13)	(.12)
Year ended 8/31/2012	10.11	.04	.01	.05
Class 529-F-1:
Six months ended 2/28/2017[4,5]	9.98	.04	(.02)	.02
Year ended 8/31/2016	9.97	.08	.04	.12
Year ended 8/31/2015	10.00	.08	(.02)	.06
Year ended 8/31/2014	9.95	.06	.04	.10
Year ended 8/31/2013	10.10	.06	(.14)	(.08)
Year ended 8/31/2012	10.11	.09	.01	.10
Class R-1:
Six months ended 2/28/2017[4,5]	9.86	— [6]	(.03)	(.03)
Year ended 8/31/2016	9.87	(.02)	.04	.02
Year ended 8/31/2015	9.94	(.01)	(.03)	(.04)
Year ended 8/31/2014	9.92	(.03)	.05	.02
Year ended 8/31/2013	10.10	(.04)	(.14)	(.18)
Year ended 8/31/2012	10.11	(.01)	.01	—

32	Short-Term Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$(.04)	$— [6]	$(.04)	$9.96	.13%[7]	$306		.65%[8]		.65%[8]		.77%[8]
(.07)	(.02)	(.09)	9.98	1.03	302		.66		.66		.63
(.07)	(.01)	(.08)	9.97	.43	291		.66		.66		.67
(.04)	—	(.04)	10.00	.87	295		.65		.65		.49
(.06)	—	(.06)	9.95	(.89)	282		.67		.67		.44
(.09)	—	(.09)	10.10	.82	266		.65		.65		.73

(.01)	— [6]	(.01)	9.84	(.20)[7]	—	[10]	1.42	[8]	1.42	[8]	— [8,11]
(.01)	(.02)	(.03)	9.87	.23	1		1.44		1.44		(.22)
(.02)	(.01)	(.03)	9.88	(.35)	1		1.42		1.42		(.14)
— [6]	—	— [6]	9.94	.11	3		1.43		1.43		(.30)
— [6]	—	— [6]	9.93	(1.67)	4		1.44		1.44		(.33)
(.01)	—	(.01)	10.10	.04	6		1.43		1.43		(.04)

— [6]	— [6]	— [6]	9.81	(.23)[7]	65		1.50	[8]	1.50	[8]	(.08)[8]
(.01)	(.02)	(.03)	9.84	.11	68		1.51		1.51		(.23)
(.01)	(.01)	(.02)	9.86	(.49)	68		1.52		1.52		(.19)
— [6]	—	— [6]	9.93	.10	71		1.52		1.52		(.38)
— [6]	—	— [6]	9.92	(1.77)	71		1.52		1.52		(.41)
(.01)	—	(.01)	10.10	(.04)	72		1.52		1.52		(.13)

(.02)	— [6]	(.02)	9.95	(.02)[7]	17		.97	[8]	.97	[8]	.45 [8]
(.04)	(.02)	(.06)	9.97	.71	17		.99		.99		.30
(.04)	(.01)	(.05)	9.96	.03	17		1.00		1.00		.32
(.01)	—	(.01)	10.00	.57	19		1.00		1.00		.14
(.03)	—	(.03)	9.95	(1.23)	18		1.01		1.01		.10
(.06)	—	(.06)	10.10	.46	17		1.01		1.01		.38

(.05)	— [6]	(.05)	9.95	.20 [7]	61		.51	[8]	.51	[8]	.91 [8]
(.09)	(.02)	(.11)	9.98	1.16	56		.52		.52		.77
(.08)	(.01)	(.09)	9.97	.56	54		.53		.53		.81
(.05)	—	(.05)	10.00	1.00	48		.53		.53		.62
(.07)	—	(.07)	9.95	(.75)	41		.53		.53		.59
(.11)	—	(.11)	10.10	.95	36		.52		.52		.87

— [6]	— [6]	— [6]	9.83	(.23)[7]	4		1.49	[8]	1.49	[8]	(.07)[8]
(.01)	(.02)	(.03)	9.86	.22	5		1.45		1.45		(.18)
(.02)	(.01)	(.03)	9.87	(.48)	6		1.47		1.47		(.15)
— [6]	—	— [6]	9.94	.21	6		1.47		1.47		(.33)
— [6]	—	— [6]	9.92	(1.77)	5		1.47		1.47		(.36)
(.01)	—	(.01)	10.10	.02	5		1.46		1.46		(.06)

See page 37 for footnotes.

Short-Term Bond Fund of America	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
Six months ended 2/28/2017[4,5]	$9.86	$(.01)	$(.02)	$(.03)
Year ended 8/31/2016	9.87	(.01)	.04	.03
Year ended 8/31/2015	9.94	(.01)	(.03)	(.04)
Year ended 8/31/2014	9.93	(.03)	.04	.01
Year ended 8/31/2013	10.10	(.03)	(.14)	(.17)
Year ended 8/31/2012	10.11	— [6]	.01	.01
Class R-2E:
Six months ended 2/28/2017[4,5]	9.97	.01	(.02)	(.01)
Year ended 8/31/2016	9.97	.03	.04	.07
Year ended 8/31/2015	10.00	.07	(.02)	.05
Period from 8/29/2014 to 8/31/2014[4,13]	10.00	—	—	—
Class R-3:
Six months ended 2/28/2017[4,5]	9.97	.02	(.03)	(.01)
Year ended 8/31/2016	9.96	.03	.04	.07
Year ended 8/31/2015	10.00	.03	(.02)	.01
Year ended 8/31/2014	9.95	.01	.05	.06
Year ended 8/31/2013	10.10	.01	(.14)	(.13)
Year ended 8/31/2012	10.11	.03	.01	.04
Class R-4:
Six months ended 2/28/2017[4,5]	9.98	.04	(.02)	.02
Year ended 8/31/2016	9.97	.06	.04	.10
Year ended 8/31/2015	10.00	.06	(.02)	.04
Year ended 8/31/2014	9.95	.04	.04	.08
Year ended 8/31/2013	10.10	.04	(.13)	(.09)
Year ended 8/31/2012	10.11	.07	.01	.08
Class R-5E:
Six months ended 2/28/2017[4,5]	9.98	.04	(.02)	.02
Period from 11/20/2015 to 8/31/2016[4,14]	9.97	.06	.04	.10
Class R-5:
Six months ended 2/28/2017[4,5]	9.98	.05	(.02)	.03
Year ended 8/31/2016	9.97	.09	.04	.13
Year ended 8/31/2015	10.01	.09	(.03)	.06
Year ended 8/31/2014	9.95	.07	.05	.12
Year ended 8/31/2013	10.10	.07	(.13)	(.06)
Year ended 8/31/2012	10.11	.10	.01	.11

34	Short-Term Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$— [6]	$— [6]	$— [6]	$9.83	(.23)%[7]	$44		1.57%[8]		1.57%[8]		(.14)%[8]
(.02)	(.02)	(.04)	9.86	.26	46		1.43		1.43		(.14)
(.02)	(.01)	(.03)	9.87	(.47)	46		1.46		1.46		(.13)
— [6]	—	— [6]	9.94	.11	44		1.49		1.49		(.35)
— [6]	—	— [6]	9.93	(1.67)	41		1.46		1.46		(.35)
(.02)	—	(.02)	10.10	.07	38		1.41		1.41		(.02)

(.01)	— [6]	(.01)	9.95	(.03)[7]	—	[10]	1.20	[8]	1.20	[8]	.27	[8]
(.05)	(.02)	(.07)	9.97	.70	—	[10]	1.13		1.11		.55
(.07)	(.01)	(.08)	9.97	.45 [12]	—	[10]	.59	[12]	.59	[12]	.74	[12]
—	—	—	10.00	—	—	[10]	—		—		—

(.02)	— [6]	(.02)	9.94	(.05)[7]	56		1.03	[8]	1.03	[8]	.39	[8]
(.04)	(.02)	(.06)	9.97	.69	55		1.00		1.00		.28
(.04)	(.01)	(.05)	9.96	.03	56		1.00		1.00		.32
(.01)	—	(.01)	10.00	.56	60		1.02		1.02		.12
(.02)	—	(.02)	9.95	(1.25)	55		1.03		1.03		.08
(.05)	—	(.05)	10.10	.44	46		1.03		1.03		.36

(.04)	— [6]	(.04)	9.96	.11 [7]	34		.71	[8]	.71	[8]	.71	[8]
(.07)	(.02)	(.09)	9.98	.99	27		.70		.70		.60
(.06)	(.01)	(.07)	9.97	.28	24		.70		.70		.63
(.03)	—	(.03)	10.00	.91	24		.71		.71		.44
(.06)	—	(.06)	9.95	(.93)	25		.71		.71		.40
(.09)	—	(.09)	10.10	.78	21		.69		.69		.70

(.04)	—	(.04)	9.96	.27 [7]	—	[10]	.66	[8]	.61	[8]	.81	[8]
(.07)	(.02)	(.09)	9.98	1.01 [7]	—	[10]	.58	[8]	.58	[8]	.80	[8]

(.05)	— [6]	(.05)	9.96	.35 [7]	11		.42	[8]	.42	[8]	1.01	[8]
(.10)	(.02)	(.12)	9.98	1.28	9		.41		.41		.91
(.09)	(.01)	(.10)	9.97	.58	7		.40		.40		.91
(.06)	—	(.06)	10.01	1.21	6		.41		.41		.73
(.09)	—	(.09)	9.95	(.63)	13		.41		.41		.70
(.12)	—	(.12)	10.10	1.06	14		.41		.41		.99

See page 37 for footnotes.

Short-Term Bond Fund of America	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net (losses)
	Net asset	Net	gains on
	value,	investment	securities (both	Total from
	beginning	income	realized and	investment
	of period	(loss)	unrealized)	operations
Class R-6:
Six months ended 2/28/2017[4,5]	$9.98	$.05	$(.03)	$.02
Year ended 8/31/2016	9.97	.09	.04	.13
Year ended 8/31/2015	10.00	.10	(.02)	.08
Year ended 8/31/2014	9.95	.08	.04	.12
Year ended 8/31/2013	10.10	.08	(.14)	(.06)
Year ended 8/31/2012	10.11	.10	.01	.11

	Six months ended
	February 28,	Year ended August 31
Portfolio turnover rate for all share classes[15]	2017[4,5,7]	2016	2015	2014	2013	2012
Including mortgage dollar roll transactions	60%	301%	452%	257%	153%	57%
Excluding mortgage dollar roll transactions	59%	292%	418%	Not available

See Notes to Financial Statements

36	Short-Term Bond Fund of America

Dividends and distributions
						Ratio of	Ratio of
					Net assets,	expenses to	expenses to		Ratio of
Dividends		Total			end of	average net	average net		net income
(from net	Distributions	dividends	Net asset		period	assets before	assets after		(loss) to
investment	(from capital	and	value, end		(in	reimburse-	reimburse-	‘	average
income)	gains)	distributions	of period	Total return[2,3]	millions)	ments	ments[3]		net assets[3]

$(.05)	$— [6]	$(.05)	$9.95	.28%[7]	$1,165	.35%[8]		.35%[8]	1.07%[8]
(.10)	(.02)	(.12)	9.98	1.34	1,050	.35	.35		.97
(.10)	(.01)	(.11)	9.97	.73	729	.35	.35		1.01
(.07)	—	(.07)	10.00	1.17	447	.35	.35		.79
(.09)	—	(.09)	9.95	(.58)	256	.35	.35		.76
(.12)	—	(.12)	10.10	1.11	67	.35	.35		.97

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Amount less than $.01.
[7]	Not annualized.
[8]	Annualized.
[9]	Class F-3 shares were offered beginning January 27, 2017.
[10]	Amount less than $1 million.
[11]	Amount less than .01%.
[12]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[13]	Class R-2E shares were offered beginning August 29, 2014.
[14]	Class R-5E shares were offered beginning November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

Short-Term Bond Fund of America	37

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2016, through February 28, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

38	Short-Term Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	9/1/2016	2/28/2017	during period*	expense ratio
Class A - actual return	$1,000.00	$1,002.54	$3.03	.61%
Class A - assumed 5% return	1,000.00	1,021.77	3.06	.61
Class B - actual return	1,000.00	999.12	6.59	1.33
Class B - assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class C - actual return	1,000.00	997.76	7.23	1.46
Class C - assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class F-1 - actual return	1,000.00	1,000.89	3.67	.74
Class F-1 - assumed 5% return	1,000.00	1,021.12	3.71	.74
Class F-2 - actual return	1,000.00	1,003.23	2.33	.47
Class F-2 - assumed 5% return	1,000.00	1,022.46	2.36	.47
Class F-3 - actual return†	1,000.00	1,003.05	.46	.52
Class F-3 - assumed 5% return†	1,000.00	1,022.22	2.61	.52
Class 529-A - actual return	1,000.00	1,001.34	3.23	.65
Class 529-A - assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 529-B - actual return	1,000.00	997.98	7.03	1.42
Class 529-B - assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class 529-C - actual return	1,000.00	997.67	7.43	1.50
Class 529-C - assumed 5% return	1,000.00	1,017.36	7.50	1.50
Class 529-E - actual return	1,000.00	999.77	4.81	.97
Class 529-E - assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 529-F-1 - actual return	1,000.00	1,002.02	2.53	.51
Class 529-F-1 - assumed 5% return	1,000.00	1,022.27	2.56	.51
Class R-1 - actual return	1,000.00	997.70	7.38	1.49
Class R-1 - assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class R-2 - actual return	1,000.00	997.68	7.78	1.57
Class R-2 - assumed 5% return	1,000.00	1,017.01	7.85	1.57
Class R-2E - actual return	1,000.00	999.74	5.95	1.20
Class R-2E - assumed 5% return	1,000.00	1,018.84	6.01	1.20
Class R-3 - actual return	1,000.00	999.48	5.11	1.03
Class R-3 - assumed 5% return	1,000.00	1,019.69	5.16	1.03
Class R-4 - actual return	1,000.00	1,001.06	3.52	.71
Class R-4 - assumed 5% return	1,000.00	1,021.27	3.56	.71
Class R-5E - actual return	1,000.00	1,002.65	3.03	.61
Class R-5E - assumed 5% return	1,000.00	1,021.77	3.06	.61
Class R-5 - actual return	1,000.00	1,003.49	2.09	.42
Class R-5 - assumed 5% return	1,000.00	1,022.71	2.11	.42
Class R-6 - actual return	1,000.00	1,002.81	1.74	.35
Class R-6 - assumed 5% return	1,000.00	1,023.06	1.76	.35

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on January 27, 2017. The “assumed 5% return” line is based on 181 days.

Short-Term Bond Fund of America	39

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40	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	41

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42	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	43

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	Short-Term Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2017, portfolio of Short-Term Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Short-Term Bond Fund of America®
Investment portfolio
February 28, 2017
unaudited
Bonds, notes & other debt instruments 95.49% U.S. Treasury bonds & notes 31.50% U.S. Treasury 25.35%	Principal amount (000)	Value (000)
U.S. Treasury 0.75% 2018	$145,000	$144,614
U.S. Treasury 0.75% 2018	5,860	5,831
U.S. Treasury 1.125% 2018[1]	75,000	75,108
U.S. Treasury 1.25% 2018	91,985	92,065
U.S. Treasury 1.25% 2018	84,140	84,230
U.S. Treasury 0.75% 2019	180,000	177,356
U.S. Treasury 0.75% 2019	36,640	36,296
U.S. Treasury 0.875% 2019	124,900	123,303
U.S. Treasury 0.875% 2019	50,000	49,579
U.S. Treasury 1.00% 2019	155,982	154,163
U.S. Treasury 1.00% 2019	125,000	124,350
U.S. Treasury 1.00% 2019	7,400	7,321
U.S. Treasury 1.125% 2019	70,920	70,787
U.S. Treasury 1.125% 2019	9,700	9,680
U.S. Treasury 1.375% 2020	60,000	59,830
U.S. Treasury 1.375% 2020	2,800	2,791
U.S. Treasury 1.375% 2021	10,780	10,627
U.S. Treasury 1.75% 2021	25,000	24,842
U.S. Treasury 2.00% 2021	3,000	3,013
U.S. Treasury 1.875% 2022	70,000	69,881
U.S. Treasury 2.125% 2023	25,000	24,932
U.S. Treasury 2.125% 2024	47,000	46,783
U.S. Treasury 3.00% 2047	18,000	18,111
		1,415,493
U.S. Treasury inflation-protected securities 6.15%
U.S. Treasury Inflation-Protected Security 0.125% 2017[2]	21,259	21,388
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	51,548	52,510
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	25,420	25,358
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	51,736	53,340
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	20,386	20,334
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	61,318	61,859
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	25,180	24,746
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	30,482	31,238
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	52,472	52,635
		343,408
Total U.S. Treasury bonds & notes		1,758,901
Corporate bonds & notes 23.72% Financials 7.61%
ACE INA Holdings Inc. 2.30% 2020	7,405	7,438
ACE INA Holdings Inc. 2.875% 2022	1,275	1,290
ACE INA Holdings Inc. 3.35% 2026	1,275	1,298
AIG Global Funding 1.65% 2017[3]	10,000	10,020
Bank of New York Mellon Corp. 1.594% 2018[4]	20,000	20,062
Short-Term Bond Fund of America — Page 1 of 13

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of Nova Scotia 1.65% 2019	$6,750	$6,714
Berkshire Hathaway Finance Corp. 1.15% 2018	3,545	3,528
Berkshire Hathaway Finance Corp. 1.45% 2018	10,000	10,019
Berkshire Hathaway Finance Corp. 1.30% 2019	11,685	11,571
Berkshire Hathaway Finance Corp. 1.70% 2019	10,000	10,041
Citigroup Inc. 1.70% 2018	7,000	7,000
Goldman Sachs Group, Inc. 2.30% 2019	11,870	11,897
Goldman Sachs Group, Inc. 2.398% 2021[4]	10,395	10,623
Goldman Sachs Group, Inc. 2.142% 2022[4]	1,855	1,872
HSBC Holdings PLC 2.65% 2022	15,000	14,793
MetLife Global Funding I 1.30% 2017[3]	10,000	10,004
MetLife Global Funding I 2.30% 2019[3]	6,745	6,809
Metropolitan Life Global Funding I, 1.75% 2018[3]	14,560	14,561
Morgan Stanley 2.45% 2019	9,250	9,337
Morgan Stanley 1.842% 2020[4]	12,500	12,550
National Australia Bank Ltd. 1.375% 2019	4,200	4,137
New York Life Global Funding 1.95% 2020[3]	3,645	3,629
New York Life Global Funding 1.70% 2021[3]	5,000	4,837
Nordea Bank AB 1.875% 2018[3]	11,425	11,431
PNC Bank 1.50% 2017	2,000	2,002
PRICOA Global Funding I 1.35% 2017[3]	2,000	2,001
Rabobank Nederland 2.50% 2021	6,535	6,536
Rabobank Nederland 2.75% 2022	4,100	4,113
Royal Bank of Canada 2.125% 2020	30,315	30,293
Royal Bank of Canada 1.769% 2022[4]	10,295	10,379
Svenska Handelsbanken AB 1.50% 2019	7,080	6,981
Toronto-Dominion Bank 1.45% 2018	34,155	34,118
Toronto-Dominion Bank 1.625% 2018	23,300	23,331
Toronto-Dominion Bank 1.75% 2018	7,000	7,022
US Bancorp. 1.438% 2019[4]	20,000	20,061
US Bank NA 1.375% 2017	15,000	15,011
Wells Fargo & Co. 1.65% 2018	9,250	9,265
Wells Fargo & Co. 1.80% 2018	7,415	7,439
Wells Fargo & Co. 1.75% 2019	15,000	14,984
Wells Fargo & Co. 2.15% 2019	5,930	5,964
Westpac Banking Corp. 2.15% 2020	20,000	19,995
		424,956
Health care 3.84%
AbbVie Inc. 1.80% 2018	17,500	17,544
AbbVie Inc. 2.30% 2021	9,955	9,839
Aetna Inc. 1.601% 2017[4]	4,170	4,187
Aetna Inc. 1.70% 2018	4,840	4,844
Aetna Inc. 1.90% 2019	4,170	4,204
Aetna Inc. 2.40% 2021	5,035	5,092
AstraZeneca PLC 1.75% 2018	10,000	10,025
Bristol-Myers Squibb Co. 1.60% 2019	14,725	14,722
Catholic Health Initiatives, Series 2012, 1.60% 2017	3,380	3,382
Eli Lilly and Co. 1.25% 2018	7,400	7,397
EMD Finance LLC 1.70% 2018[3]	7,000	6,994
EMD Finance LLC 2.40% 2020[3]	15,775	15,761
Johnson & Johnson 1.125% 2019	20,745	20,658
Johnson & Johnson 2.25% 2022	11,790	11,758
Merck & Co., Inc. 1.412% 2018[4]	26,200	26,344
Short-Term Bond Fund of America — Page 2 of 13

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Novartis Capital Corp. 1.80% 2020	$15,000	$14,986
Pfizer Inc. 1.20% 2018	15,000	14,985
Pfizer Inc. 1.263% 2018[4]	10,000	10,042
Roche Holdings, Inc. 1.35% 2017[3]	2,000	2,002
UnitedHealth Group Inc. 1.70% 2019	10,000	10,016
		214,782
Energy 3.51%
Chevron Corp. 1.537% 2018[4]	26,600	26,741
Chevron Corp. 1.561% 2019	15,000	14,972
Chevron Corp. 1.686% 2019	30,315	30,315
Chevron Corp. 1.991% 2020	8,845	8,845
Chevron Corp. 2.498% 2022	1,215	1,215
Exxon Mobil Corp. 1.11% 2019[4]	31,820	31,855
Exxon Mobil Corp. 1.708% 2019	10,000	10,022
Royal Dutch Shell PLC 1.375% 2019	11,345	11,224
Royal Dutch Shell PLC 1.75% 2021	6,160	6,003
Schlumberger BV 1.90% 2017[3]	15,000	15,066
Schlumberger BV 3.00% 2020[3]	3,645	3,711
Shell International Finance BV 2.125% 2020	5,000	5,016
Statoil ASA 2.25% 2019	18,660	18,827
TransCanada PipeLines Ltd. 1.875% 2018	12,500	12,524
		196,336
Information technology 3.14%
Apple Inc. 0.90% 2017	25,825	25,831
Apple Inc. 1.10% 2019	15,000	14,821
Apple Inc. 1.55% 2019	25,300	25,354
Apple Inc. 1.90% 2020	10,300	10,323
Apple Inc. 2.50% 2022	7,355	7,384
Cisco Systems, Inc. 1.40% 2019	21,530	21,404
International Business Machines Corp. 1.125% 2018	10,000	9,998
Microsoft Corp. 1.30% 2018	15,000	15,003
Microsoft Corp. 1.10% 2019	11,355	11,242
Microsoft Corp. 1.85% 2020	25,330	25,435
Microsoft Corp. 2.875% 2024	3,435	3,460
Oracle Corp. 2.50% 2022	5,000	5,005
		175,260
Consumer discretionary 2.01%
Amazon.com, Inc. 2.60% 2019	5,000	5,109
Starbucks Corp. 2.10% 2021	7,640	7,645
Starbucks Corp. 2.70% 2022	2,140	2,176
Toyota Motor Credit Corp. 1.45% 2018	20,000	20,025
Toyota Motor Credit Corp. 1.70% 2019	27,000	27,044
Toyota Motor Credit Corp. 1.70% 2019	20,560	20,612
Toyota Motor Credit Corp. 2.15% 2020	23,000	23,125
Walt Disney Co. 1.65% 2019	6,355	6,379
		112,115
Consumer staples 1.73%
Anheuser-Busch InBev NV 2.65% 2021	11,675	11,809
Coca-Cola Co. 1.375% 2019	35,000	34,907
Philip Morris International Inc. 1.375% 2019	6,000	5,963
Short-Term Bond Fund of America — Page 3 of 13

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 1.625% 2019	$22,710	$22,683
Philip Morris International Inc. 2.00% 2020	10,615	10,587
Procter & Gamble Co. 1.70% 2021	8,820	8,671
Wal-Mart Stores, Inc. 1.00% 2017	1,800	1,800
		96,420
Utilities 0.90%
Consolidated Edison, Inc. 2.00% 2020	11,225	11,248
Duke Energy Progress Inc. 1.257% 2017[4]	8,540	8,553
National Rural Utilities Cooperative Finance Corp. 1.50% 2019	4,000	3,965
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	4,470	4,453
Public Service Electric and Gas Co., 1.90% 2021	4,735	4,673
Southern California Edison, First and Refunding Mortgage Bonds 1.125% 2017	13,795	13,798
Xcel Energy Inc. 2.60% 2022	3,645	3,645
		50,335
Real estate 0.43%
Scentre Group 2.375% 2019[3]	1,380	1,384
Scentre Group 2.375% 2021[3]	2,970	2,932
WEA Finance LLC 1.75% 2017[3]	14,420	14,436
WEA Finance LLC 3.25% 2020[3]	5,185	5,277
		24,029
Industrials 0.35%
3M Co. 1.625% 2021	7,000	6,868
Boeing Company 1.65% 2020	5,635	5,574
Siemens AG 1.45% 2018[3]	7,000	7,000
		19,442
Telecommunication services 0.20%
Verizon Communications Inc. 2.946% 2022[3]	11,205	11,206
Total corporate bonds & notes		1,324,881
Asset-backed obligations 16.55%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[3,5]	5,415	5,415
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[3,5]	2,500	2,509
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3,5]	4,525	4,593
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,5]	10,480	10,504
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A3, 1.15% 2019[5]	4,873	4,871
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 2019[5]	3,295	3,291
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 2019[5]	732	732
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A, 1.34% 2020[5]	1,000	1,000
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 2020[5]	4,160	4,160
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[5]	7,020	7,097
Ares CLO Ltd., Series 2012-3A, Class AR, CLO, 2.10% 2024[3,4,5]	17,000	17,001
ARI Fleet Lease Trust, Series 2014-A, Class A2, 0.81% 2022[3,5]	189	189
Avant Loans Funding Trust, Series 2016-C, Class A, 2.96% 2019[3,5]	664	664
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[3,5]	1,803	1,808
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[3,5]	3,533	3,536
Babson CLO Ltd., Series 2012-2A, Class A1R, CLO, 2.279% 2023[3,4,5]	6,675	6,684
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[5]	25,090	25,038
Cabela’s Master Credit Card Trust, Series 2015-2, Class A1, 2.25% 2023[5]	3,540	3,558
California Republic Auto Receivables Trust, Series 2015-1, Class A3, 1.33% 2019[5]	4,857	4,857
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 2020[5]	14,315	14,334
Short-Term Bond Fund of America — Page 4 of 13

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
California Republic Auto Receivables Trust, Series 2014-4, Class A4, 1.84% 2020[5]	$620	$621
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	4,000	4,005
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A5, 1.60% 2021[5]	8,000	8,007
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.498% 2020[3,4,5,6]	6,444	4,148
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.922% 2021[3,4,5,6]	806	529
CarMaxAuto Owner Trust, Series 2014-3, Class A3, 1.16% 2019[5]	956	956
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[5]	1,842	1,840
CarMaxAuto Owner Trust, Series 2015-1, Class A3, 1.38% 2019[5]	1,627	1,627
CarMaxAuto Owner Trust, Series 2015-2, Class A3, 1.37% 2020[5]	13,782	13,772
Chase Issuance Trust, Series 2016-A7, Class A, 1.06% 2019[5]	3,000	2,998
Chase Issuance Trust, Series 2015-A1, Class A, 1.09% 2020[4,5]	10,000	10,017
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 2020[5]	34,310	34,239
Chase Issuance Trust, Series 2015-A5, Class A, 1.36% 2020[5]	1,000	1,000
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 2020[5]	8,000	8,017
Chesapeake Funding LLC, Series 2014-1A, Class A, 1.196% 2026[3,4,5]	4,241	4,228
Chesapeake Funding LLC, Series 2015-1A, Class A, 1.276% 2027[3,4,5]	5,470	5,471
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 1.22% 2019[3,5]	15,503	15,498
CIFC Funding Ltd., Series 2013-4A, Class A1R, 2.162% 2024[3,4,5,6]	20,000	20,000
Citi Held For Issuance, Series 2015-PM2, Class A, 2.35% 2022[3,5]	2,106	2,105
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 2022[3,5]	3,471	3,468
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.74% 2021[5]	25,350	25,397
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 2028[3,5]	887	857
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 2029[3,5]	5,119	4,984
CLI Funding V LLC, Series 2014-2A, Class A, 3.38% 2029[3,5]	5,720	5,578
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[3,5]	844	845
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[3,5]	4,836	4,847
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 2019[3,5]	7,206	7,233
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 2020[3,5]	10,553	10,548
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[3,5]	1,000	1,015
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,5]	1,000	1,010
Discover Card Execution Note Trust, Series 2015-A1, Class A1, 1.12% 2020[4,5]	18,420	18,466
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[3,5]	932	927
Drive Auto Receivables Trust, Series 2017-AA, Class A1, 0.97% 2018[3,5]	3,173	3,173
Drive Auto Receivables Trust, Series 2016-CA, Class A2, 1.41% 2019[3,5]	14,375	14,368
Drive Auto Receivables Trust, Series 2017-AA, Class A2A, 1.48% 2019[3,5]	4,435	4,433
Drive Auto Receivables Trust, Series 2016-BA, Class A3, 1.67% 2019[3,5]	6,730	6,737
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[3,5]	141	141
Drive Auto Receivables Trust, Series 2017-AA, Class A3, 1.77% 2020[3,5]	11,590	11,582
Drive Auto Receivables Trust, Series 2016-BA, Class B, 2.56% 2020[3,5]	3,800	3,820
Drive Auto Receivables Trust, Series 2016-AA, Class B, 3.17% 2020[3,5]	500	503
Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.51% 2021[3,5]	2,045	2,051
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,5]	3,000	3,024
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,5]	9,500	9,571
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,5]	5,000	5,057
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[3,5]	5,780	5,857
Drivetime Auto Owner Trust, Series 2016-2A, Class A, 1.73% 2019[3,5]	2,990	2,991
Drivetime Auto Owner Trust, Series 2016-3A, Class A, 1.75% 2019[3,5]	10,122	10,117
Drivetime Auto Owner Trust, Series 2016-1A, Class A, 2.00% 2019[3,5]	562	563
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 2020[3,5]	14,090	14,092
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 2021[3,5]	4,100	4,103
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 2021[3,5]	6,835	6,871
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[3,5]	2,500	2,502
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[3,5]	5,000	4,993
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 2022[3,5]	2,940	2,984
Enterprise Fleet Financing LLC, Series 2017-1, Class A1, 1.05% 2018[3,5]	8,415	8,415
Short-Term Bond Fund of America — Page 5 of 13

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[3,5]	$4,863	$4,858
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 2022[3,5]	3,775	3,769
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[3,5]	7,445	7,450
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 2.35% 2020[3,5]	5,064	5,065
Exeter Automobile Receivables Trust, Series 2015-1A, Class B, 2.84% 2020[3,5]	375	377
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.96% 2021[3,5]	9,470	9,468
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	2,026	2,024
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, 2.207% 2023[3,4,5]	15,000	15,000
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 2021[3,5]	4,400	4,401
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[3,5]	12,010	12,120
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[3,5]	12,600	12,628
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[3,5]	8,375	8,266
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,5]	17,160	17,308
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 1.62% 2028[3,5]	2,380	2,382
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42% 2020[5]	8,200	8,198
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[5]	17,170	17,046
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 2028[3,5]	463	449
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[3,5]	1,325	1,283
Hertz Fleet Lease Funding LP, Series 2013-3A, 1.322% 2027[3,4,5]	1,436	1,436
Hertz Fleet Lease Funding LP, Series 2014-1A, 1.172% 2028[3,4,5]	3,443	3,443
Hertz Fleet Lease Funding LP, Series 2014-1B, 1.522% 2028[3,4,5]	2,700	2,701
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2011-1A, Class A2, 3.29% 2018[3,5]	3,390	3,390
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 2019[3,5]	39,895	39,680
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,5]	17,315	17,230
Madison Park Funding Ltd., CLO, Series 2014-13A, Class AR, 2.164% 2025[3,4,5,6]	8,000	8,000
Navient Student Loan Trust, Series 2015-2, Class A1, 1.058% 2024[4,5]	1,239	1,239
Navient Student Loan Trust, Series 2015-2, Class A2, 1.198% 2029[4,5]	3,369	3,369
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.54% 2021[5]	1,000	988
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 2.315% 2025[3,4,5]	18,500	18,523
Prestige Auto Receivables Trust, Series 2016-1A, Class A2, 1.78% 2019[3,5]	7,055	7,067
Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.53% 2021[3,5]	6,589	6,594
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[3,5]	3,750	3,750
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[3,5]	6,120	6,098
Santander Drive Auto Receivables Trust, Series 2016-3, Class A2, 1.34% 2019[5]	1,000	999
Santander Drive Auto Receivables Trust, Series 2015-5, Class A3, 1.58% 2019[5]	10,491	10,499
Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.76% 2019[5]	1,380	1,382
Santander Drive Auto Receivables Trust, Series 2013-1, Class C, 1.76% 2019[5]	434	434
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[5]	8,201	8,212
Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.49% 2020[5]	4,735	4,736
Santander Drive Auto Receivables Trust, Series 2016-2, Class A3, 1.56% 2020[5]	4,915	4,916
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77% 2020[5]	1,850	1,851
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	1,427	1,433
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 2021[5]	2,170	2,172
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[5]	22,260	22,452
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[5]	7,645	7,686
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[5]	6,305	6,381
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[5]	1,000	1,016
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[5]	2,170	2,173
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[5]	500	507
SLM Private Credit Student Loan Trust, Series 2014-A, Class A1, 1.37% 2022[3,4,5]	93	93
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, 2.138% 2023[4,5]	1,500	1,505
Social Professional Loan Program LLC, Series 2015-C, Class A1, 1.828% 2035[3,4,5]	4,367	4,407
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[3,5]	8,291	8,332
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[3,5]	9,000	8,710
Short-Term Bond Fund of America — Page 6 of 13

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[3,5]	$7,499	$7,387
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 2039[3,5]	667	647
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 2039[3,5]	3,129	3,069
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[3,5]	5,908	5,806
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[3,5]	8,615	8,559
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 2021[3,5]	19,975	19,876
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 2020[3,5]	1,000	1,003
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 2021[3,5]	11,250	11,349
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[3,5]	4,275	4,263
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class C, 1.26% 2021[5]	27,275	27,282
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 1.25% 2022[4,5]	4,000	4,009
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[5]	1,509	1,506
		924,294
Bonds & notes of governments & government agencies outside the U.S. 10.80%
Asian Development Bank 0.75% 2017	4,000	3,994
Bank Nederlandse Gemeenten NV 1.00% 2018[3]	9,000	8,938
Bank of England 1.25% 2018[3]	6,500	6,499
Belgium (Kingdom of) 1.125% 2019[3]	14,600	14,409
Council of Europe Development Bank 1.00% 2019	15,000	14,852
CPPIB Capital Inc. 1.25% 2019[3]	20,000	19,740
Denmark (Kingdom of) 0.875% 2017[3]	2,000	2,000
European Bank for Reconstruction & Development 1.75% 2019	4,000	4,007
European Bank for Reconstruction & Development 1.125% 2020	15,000	14,680
European Investment Bank 0.875% 2017	2,000	1,999
European Investment Bank 1.25% 2019	3,570	3,518
European Investment Bank 1.75% 2020	10,000	9,995
European Investment Bank 1.375% 2021	13,333	12,905
European Investment Bank 1.625% 2021	12,000	11,741
European Investment Bank 2.00% 2021	10,000	9,952
European Investment Bank 2.25% 2022	26,285	26,258
European Investment Bank 2.25% 2022	6,000	5,983
Finland (Republic of) 1.00% 2018[3]	5,000	4,988
Inter-American Development Bank 1.00% 2019	15,000	14,852
Inter-American Development Bank 1.25% 2021	20,000	19,318
Inter-American Development Bank 1.875% 2021	10,000	9,956
Inter-American Development Bank 2.125% 2022	10,000	10,020
Inter-American Development Bank 2.00% 2026	15,000	14,309
International Bank for Reconstruction and Development 1.00% 2018	5,000	4,981
International Bank for Reconstruction and Development 0.875% 2019	20,000	19,679
International Bank for Reconstruction and Development 1.125% 2019	9,000	8,880
International Bank for Reconstruction and Development 1.125% 2020	15,000	14,662
International Bank for Reconstruction and Development 1.375% 2021	12,000	11,705
International Bank for Reconstruction and Development 1.375% 2021	10,000	9,715
International Bank for Reconstruction and Development 1.625% 2022	5,000	4,894
International Bank for Reconstruction and Development 0.00% 2030	18,790	12,114
KfW 0.875% 2017	3,000	2,994
KfW 1.00% 2018	14,000	13,953
KfW 1.00% 2018	8,000	7,984
KfW 1.125% 2018	9,000	8,966
KfW 1.125% 2018	6,000	5,998
KfW 1.00% 2019	12,000	11,839
KfW 1.25% 2019	15,000	14,872
KfW 1.50% 2019	10,000	10,010
KfW 1.50% 2020	8,000	7,935
Short-Term Bond Fund of America — Page 7 of 13

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
KfW 1.50% 2021	$9,000	$8,814
KfW 2.125% 2022	16,655	16,675
Landwirtschaftliche Rentenbank 2.00% 2021	14,020	14,011
Landwirtschaftliche Rentenbank 2.375% 2025	5,000	4,934
Oesterreichische Kontrollbank AG 0.75% 2017	5,000	4,994
Oesterreichische Kontrollbank AG 1.125% 2019	10,500	10,374
Oesterreichische Kontrollbank AG 1.75% 2020	10,460	10,418
Oesterreichische Kontrollbank Aktiengesellschaft 1.625% 2019	1,000	999
Oesterreichische Kontrollbank Aktiengesellschaft 1.50% 2020	10,500	10,283
Oesterreichische Kontrollbank Aktiengesellschaft 2.375% 2021	2,000	2,004
Ontario (Province of) 1.625% 2019	15,000	14,993
Sweden (Kingdom of) 1.00% 2017[3]	5,000	4,996
Sweden (Kingdom of) 1.125% 2018[3]	4,900	4,895
Sweden (Kingdom of) 1.125% 2019[3]	65,000	64,289
Sweden (Kingdom of) 1.25% 2021[3]	15,000	14,530
		603,303
Mortgage-backed obligations 9.22% Federal agency mortgage-backed obligations 4.47%
Fannie Mae 4.00% 2019[5]	1,534	1,580
Fannie Mae 4.00% 2019[5]	727	749
Fannie Mae 4.00% 2019[5]	674	694
Fannie Mae 5.00% 2023[5]	429	470
Fannie Mae 5.00% 2023[5]	320	351
Fannie Mae 3.50% 2025[5]	1,095	1,143
Fannie Mae 4.50% 2025[5]	2,432	2,566
Fannie Mae 3.50% 2026[5]	2,443	2,551
Fannie Mae 2.938% 2033[4,5]	1,117	1,180
Fannie Mae 3.50% 2035[5]	12,151	12,647
Fannie Mae 3.50% 2035[5]	1,967	2,046
Fannie Mae 3.50% 2036[5]	39,612	41,169
Fannie Mae 6.00% 2038[5]	4,026	4,561
Fannie Mae 6.00% 2038[5]	1,680	1,902
Fannie Mae 6.00% 2038[5]	131	149
Fannie Mae 3.085% 2039[4,5]	556	578
Fannie Mae 3.09% 2039[4,5]	399	422
Fannie Mae 3.423% 2039[4,5]	692	737
Fannie Mae 5.00% 2041[5]	4,011	4,410
Fannie Mae 2.852% 2046[4,5]	540	572
Fannie Mae 4.00% 2047[5,7]	13,230	13,878
Fannie Mae, Series 2007-114, Class A7, 0.978% 2037[4,5]	7,500	7,470
Freddie Mac 5.50% 2024[5]	4,337	4,531
Freddie Mac 5.50% 2034[5]	472	530
Freddie Mac 3.50% 2035[5]	1,231	1,281
Freddie Mac 5.50% 2036[5]	388	433
Freddie Mac 3.099% 2039[4,5]	366	389
Freddie Mac 3.224% 2041[4,5]	2,787	2,947
Freddie Mac 2.99% 2045[5,6]	4,640	4,759
Government National Mortgage Assn. 4.50% 2043[5]	1,173	1,255
Government National Mortgage Assn. 4.50% 2043[5]	49	53
Government National Mortgage Assn. 4.50% 2044[5]	924	989
Government National Mortgage Assn. 4.50% 2044[5]	11	12
Government National Mortgage Assn. 4.50% 2045[5]	18,936	20,264
Government National Mortgage Assn. 4.50% 2045[5]	12,335	13,200
Government National Mortgage Assn. 4.50% 2045[5]	3,149	3,370
Short-Term Bond Fund of America — Page 8 of 13

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 2045[5]	$3,012	$3,223
Government National Mortgage Assn. 4.50% 2045[5]	979	1,048
Government National Mortgage Assn. 4.50% 2045[5]	550	589
Government National Mortgage Assn. 5.46% 2059[5]	1,932	1,964
Government National Mortgage Assn. 4.690% 2061[5]	727	752
Government National Mortgage Assn. 4.70% 2061[5]	4,475	4,610
Government National Mortgage Assn. 4.70% 2061[5]	665	684
Government National Mortgage Assn. 4.72% 2061[5]	291	300
Government National Mortgage Assn. 4.793% 2061[5]	309	318
Government National Mortgage Assn. 4.807% 2061[5]	528	543
Government National Mortgage Assn. 4.807% 2061[5]	320	331
Government National Mortgage Assn. 4.822% 2061[5]	1,639	1,681
Government National Mortgage Assn. 5.08% 2061[5]	954	993
Government National Mortgage Assn. 5.091% 2061[5]	1,577	1,653
Government National Mortgage Assn. 4.63% 2063[5]	1,498	1,554
Government National Mortgage Assn. 4.657% 2063[5]	1,561	1,619
Government National Mortgage Assn. 4.673% 2063[5]	1,475	1,526
Government National Mortgage Assn. 4.667% 2063[5]	717	741
Government National Mortgage Assn. 4.985% 2063[5]	593	617
Government National Mortgage Assn. 1.47% 2064[4,5]	485	488
Government National Mortgage Assn. 4.642% 2064[5]	1,516	1,572
Government National Mortgage Assn. 4.636% 2064[5]	1,483	1,539
Government National Mortgage Assn. 4.673% 2064[5]	1,554	1,608
Government National Mortgage Assn. 4.707% 2064[5]	3,029	3,160
Government National Mortgage Assn. 4.71% 2064[5]	1,393	1,446
Government National Mortgage Assn. 4.719% 2064[5]	1,435	1,490
Government National Mortgage Assn. 4.892% 2064[5]	573	591
Government National Mortgage Assn. 6.48% 2064[5]	442	465
Government National Mortgage Assn. 6.64% 2064[5]	1,764	1,850
Government National Mortgage Assn. 4.698% 2065[5]	539	567
Government National Mortgage Assn., Series 2012-H20, Class PT, 1.536% 2062[4,5]	35,626	35,837
Government National Mortgage Assn., Series 2012-H12, Class FT, 1.57% 2062[4,5]	3,099	3,100
Government National Mortgage Assn., Series 2014, Class H08, 1.47% 2064[4,5]	15,248	15,240
		249,537
Collateralized mortgage-backed (privately originated) 2.38%
Freddie Mac, Series 2014-DN1, Class M1, 1.778% 2024[4,5]	478	479
Freddie Mac, Series 2015-HQ2, Class M1, 1.878% 2025[4,5]	1,288	1,291
Mill City Mortgage Trust, Series 2015-2, Class A1, 3.00% 2057[3,4,5]	69	70
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, 1.772% 2018[3,4,5,6]	36,000	35,998
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 2026[3,5]	2,986	3,010
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[3,5,6]	4,304	4,335
Station Place Securitization Trust, Series 2017-1, Class A, 1.673% 2049[3,4,5,6]	34,055	34,050
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 2056[3,4,5]	18,363	18,221
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[3,4,5]	10,789	10,684
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[3,4,5]	24,700	24,691
		132,829
Commercial mortgage-backed securities 2.26%
Banc of America Commercial Mortgage Inc., Series 2007-5, Class A4, 5.492% 2051[5]	7,651	7,711
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A4, 5.82% 2051[4,5]	4,411	4,452
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.699% 2040[4,5]	2,979	2,993
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A, 5.65% 2050[4,5]	2,521	2,551
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 2050[4,5]	3,400	3,484
Short-Term Bond Fund of America — Page 9 of 13

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.72% 2049[4,5]	$17,667	$17,733
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.886% 2044[4,5]	4,209	4,249
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A1A, 5.704% 2049[5]	17,259	17,393
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A1A, 5.740% 2049[4,5]	3,701	3,709
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.740% 2049[4,5]	858	859
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A1A, 5.746% 2051[4,5]	19,032	19,290
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, multifamily 5.922% 2044[4,5]	2,395	2,411
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM, 5.493% 2040[4,5]	6,658	6,679
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866% 2045[4,5]	8,832	8,993
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70% 2049[5]	1,510	1,530
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.887% 2049[4,5]	5,620	5,659
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.746% 2050[4,5]	1,243	1,246
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4, 5.645% 2042[4,5]	11,739	11,779
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A1A, 5.645% 2042[4,5]	3,310	3,332
		126,053
Other mortgage-backed securities 0.11%
Fannie Mae, Series 2015-M14, multifamily 1.646% 2019[5]	6,502	6,485
Total mortgage-backed obligations		514,904
Federal agency bonds & notes 2.22%
Fannie Mae 1.00% 2019	10,000	9,946
Fannie Mae 1.75% 2019	4,000	4,030
Fannie Mae 1.75% 2019	3,000	3,025
Fannie Mae 1.625% 2020	5,000	5,017
Fannie Mae 2.00% 2022	29,415	29,476
Federal Home Loan Bank 0.625% 2017	5,000	4,998
Federal Home Loan Bank 0.875% 2018	42,860	42,731
Federal Home Loan Bank 0.875% 2019	16,500	16,295
United States Agency for International Development, Ukraine, 1.471% 2021	8,820	8,621
		124,139
Municipals 1.48%
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, Assured Guaranty Municipal insured, 3.139% 2020	14,755	15,032
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 2.00% 2017	260	262
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 2.00% 2018	150	153
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 3.00% 2019	225	235
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 3.00% 2020	360	380
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 4.00% 2021	405	448
State of Florida, Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	1,010	1,053
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.163% 2019	20,000	20,156
Fin. Auth., Taxable Rev. Ref. Bonds (Elmhurst Memorial Healthcare), Series 2013-A, 4.545% 2018	22,920	23,802
State of Indiana, Trustees of Indiana University, Indiana University Student Fee Rev. Ref. Bonds, Series V-1, 5.00% 2018	2,000	2,119
State of New Jersey, Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,500	12,905
State of New Jersey, Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2017	3,200	3,280
State of Ohio, Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	815	861
Short-Term Bond Fund of America — Page 10 of 13

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Ohio, Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	$965	$1,009
State of Tennessee, Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	805	848
		82,543
Total bonds, notes & other debt instruments (cost: $5,339,739,000)		5,332,965
Short-term securities 5.61%
Chariot Funding, LLC 0.70%–1.00% due 3/8/2017–4/7/2017[3]	70,000	69,953
Federal Home Loan Bank 0.53%–0.55% due 3/24/2017–5/8/2017	66,500	66,445
General Electric Co. 0.57% due 3/1/2017	87,100	87,099
Siemens Capital Co. LLC 0.64% due 3/9/2017[3]	40,000	39,994
Victory Receivables Corp. 0.79% due 3/23/2017[3]	50,000	49,969
Total short-term securities (cost: $313,460,000)		313,460
Total investment securities 101.10% (cost: $5,653,199,000)		5,646,425
Other assets less liabilities (1.10)%		(61,415)
Net assets 100.00%		$5,585,010
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $3,282,425,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 2/28/2017 (000)
Receive	LCH	3-month USD-LIBOR	1.04%	12/17/2017	$100,000	$(188)
Pay	LCH	3-month USD-LIBOR	1.0015	8/30/2018	333,000	2,264
Pay	LCH	3-month USD-LIBOR	1.022	2/2/2019	250,000	2,593
Pay	LCH	3-month USD-LIBOR	1.209	3/18/2019	100,000	768
Receive	LCH	3-month USD-LIBOR	1.2	11/1/2019	200,000	(2,676)
Pay	LCH	3-month USD-LIBOR	1.2285	5/19/2021	35,000	1,002
Pay	LCH	3-month USD-LIBOR	1.1055	6/16/2021	70,000	2,426
Pay	LCH	3-month USD-LIBOR	1.276	10/11/2021	103,000	3,204
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	420,000	2,234
Receive	LCH	3-month USD-LIBOR	2.589	2/10/2025	212,000	460
Pay	LCH	3-month USD-LIBOR	2.2365	9/2/2025	50	—[8]
Pay	LCH	3-month USD-LIBOR	2.0325	10/22/2025	80,000	1,550
Pay	LCH	3-month USD-LIBOR	1.743	2/8/2026	75,000	3,393
Pay	LCH	3-month USD-LIBOR	1.623	5/19/2026	30,000	1,732
Pay	LCH	3-month USD-LIBOR	1.716	5/20/2026	68,500	3,414
Pay	LCH	3-month USD-LIBOR	1.3805	7/5/2026	37,000	2,957
Pay	LCH	3-month USD-LIBOR	2.432	12/29/2026	60,000	(544)
Receive	LCH	3-month USD-LIBOR	2.1915	1/17/2027	35,000	(454)
Pay	LCH	3-month USD-LIBOR	2.367	2/21/2027	10,000	(25)
Pay	LCH	3-month USD-LIBOR	2.7595	2/10/2030	113,000	(756)
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	93,000	(2,027)
Pay	LCH	3-month USD-LIBOR	2.477	1/17/2047	38,000	938
Receive	LCH	3-month USD-LIBOR	2.664	1/27/2047	19,000	316
Short-Term Bond Fund of America — Page 11 of 13

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 2/28/2017 (000)
Pay	LCH	3-month USD-LIBOR	2.6405%	2/21/2047	$3,000	$(34)
Receive	LCH	3-month USD-LIBOR	2.683	2/23/2047	19,000	397
						$22,944
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $2,599,828,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 2/28/2017 (000)
30 Day Federal Funds Futures	CME	Long	323	April 2017	$133,568	$10
30 Day Federal Funds Futures	CME	Short	1,246	May 2017	515,017	92
10 Year U.S. Treasury Note Futures	CME	Long	1,268	June 2017	157,823	142
10 Year Ultra U.S. Treasury Note Futures	CME	Short	646	June 2017	86,410	(114)
30 Year Ultra U.S. Treasury Bond Futures	CME	Short	483	June 2017	77,424	(716)
2 Year U.S. Treasury Note Futures	CME	Long	10,253	July 2017	2,218,485	329
5 Year U.S. Treasury Note Futures	CME	Long	1,037	July 2017	122,168	(110)
30 Day Federal Funds Futures	CME	Long	563	July 2017	232,486	(66)
90 Day Euro Dollar Futures	CME	Short	9,135	March 2018	2,245,809	197
90 Day Euro Dollar Futures	CME	Short	4,663	June 2018	1,144,932	(68)
						$(304)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $28,838,000, which represented .52% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,165,699,000, which represented 20.87% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $111,819,000, which represented 2.00% of the net assets of the fund.
[7]	Purchased on a TBA basis.
[8]	Amount less than one thousand.

Short-Term Bond Fund of America — Page 12 of 13

unaudited
Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
Dev. = Development
Econ. = Economic
Facs. = Facilities
Fin. = Finance
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
Refer to the fund’s current shareholder report for additional disclosures.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-048-0417O-S54065	Short-Term Bond Fund of America — Page 13 of 13

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: April 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 28, 2017